Loan from Third Party - Schedule of Loan from Third Party (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Loan from Third Party [Line Items]
Total	$ 350,527
Third Party [Member]
Schedule of Loan from Third Party [Line Items]
Principal	350,000
Interest	$ 527